Goodwill and Other Intangible Assets Goodwill Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Line Items]
Goodwill, written off related to divestiture		$ 29,000,000	$ 265,000,000
Goodwill impairment loss		0	47,000,000
Goodwill	$ 7,127,000,000	6,824,000,000	7,127,000,000	$ 6,589,000,000
Interiors
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss				430,000,000
Building Efficiency | Global Workplace Solutions
Goodwill [Line Items]
Goodwill, written off related to divestiture			253,000,000
Goodwill impairment loss			0
Goodwill	0		0	257,000,000
Building Efficiency | Building Efficiency Rest of World
Goodwill [Line Items]
Goodwill, written off related to divestiture		0	0
Goodwill impairment loss	47,000,000	0	47,000,000
Goodwill	345,000,000	310,000,000	345,000,000	393,000,000
Automotive Experience | Interiors
Goodwill [Line Items]
Goodwill, written off related to divestiture		9,000,000	12,000,000
Goodwill impairment loss		0	0
Goodwill	0	0	0	$ 0
Latin America [Member] | Building Efficiency Rest of World
Goodwill [Line Items]
Goodwill	$ 0	$ 0	$ 0